Subsequent Events (Details)							12 Months Ended	15 Months Ended
	Jan. 30, 2026 USD ($)	Dec. 18, 2025 CAD ($) $ / shares shares	Oct. 17, 2025 CAD ($) shares	Sep. 29, 2025 CAD ($) shares	May 08, 2024 CAD ($) shares	Oct. 19, 2023 CAD ($) shares	Sep. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($) shares	Jan. 30, 2026 $ / shares shares	Oct. 18, 2025 shares	Oct. 09, 2024 shares	Aug. 08, 2024 shares	May 24, 2024 shares
Subsequent Event [Line Items]
Private placement		$ 18,000,000
Common shares issued | shares		36,225,457
Aggregate gross proceeds							$ 12,188,380	$ 119,858,822
Share issuance costs							12,188,380
Transaction costs								$ 511,471
Common Shares [Member]
Subsequent Event [Line Items]
Common shares issued | shares			2,330,000	23,000,000	20,514,222	30,000,000		37,500		474,365	25,000	75,000	25,000
Par value per share | $ / shares		$ 0.1175
Aggregate gross proceeds			$ 8,737,500	$ 86,250,000		$ 3,000,000
Share issuance costs			$ 495,315	$ 4,715,510	$ 24,500	$ 43,443	$ 12,163,457
Subsequent Event [Member]
Subsequent Event [Line Items]
Common shares issued | shares									8,060,226
Aggregate gross proceeds	$ 40,000,000
Share issuance costs	$ 376,914
Subsequent Event [Member] | Common Shares [Member]
Subsequent Event [Line Items]
Par value per share | $ / shares									$ 6.8